Document and Entity Information	Oct. 12, 2026
Cover [Abstract]
Entity Registrant Name	MATTEL INC /DE/
Amendment Flag	false
Entity Central Index Key	0000063276
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-05647
Entity Tax Identification Number	95-1567322
Entity Address, Address Line One	333 Continental Boulevard
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245-5012
City Area Code	(310)
Local Phone Number	252-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 per share
Trading Symbol	MAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false